Document and Entity Information	12 Months Ended
Dec. 03, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	QSR
Entity Registrant Name	Restaurant Brands International Inc.
Entity Central Index Key	0001618756